Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Common Stock (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Schedule of earnings per share [Abstract]
Diluted weighted average common stock outstanding	28,750,000	28,750,000	1,822,183	28,750,000
Diluted net income (loss) per common stock	$ 0.04	$ (0.01)	$ (0.07)	$ 0.06
Class B [Member]
Schedule of earnings per share [Abstract]
Diluted weighted average common stock outstanding	7,187,500	7,187,500	6,309,419	7,187,500
Diluted net income (loss) per common stock	$ 0.04	$ (0.01)	$ (0.07)	$ 0.06